UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   100 Spear Street
           Suite 1400
           San Francisco, CA  94105-1522


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  2/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $    1,805,541
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ----- ---------- ------
ARC Document Solutions Inc.    COM            00191G103     3919    1530881 SH       DEFINED              5860    1335091 189930
Adobe Systems                  COM            00724F101     1936      51392 SH       DEFINED              2610      48782      0
Ametek Inc.                    COM            031100100     7878     209696 SH       DEFINED             20302     189394      0
Amphenol Corp. Cl A            COM            032095101    24347     376311 SH       DEFINED             27144     349167      0
Anheuser Busch Inbev Spn ADR   COM            03524A108     1995      22820 SH       DEFINED              1160      21660      0
Ann Inc.                       COM            035623107    19508     576483 SH       DEFINED              2270     497523  76690
Ascena Retail Group Inc.       COM            04351G101    56474    3057621 SH       DEFINED             41210    2670472 345939
Atlas Air Worldwide Holdings,  COM            049164205    47271    1066588 SH       DEFINED             22770     943613 100205
Buckeye Technologies Inc.      COM            118255108     5683     197956 SH       DEFINED               550     177505  19901
CR Bard Inc.                   COM            067383109     5691      58230 SH       DEFINED              5633      52597      0
Cabot Corp.                    COM            127055101    39129     983394 SH       DEFINED             14766     854313 114315
Cabot Microelectronics         COM            12709P103    34648     975725 SH       DEFINED             15785     865783  94157
CapLease, Inc.                 COM            140288101    11372    2041682 SH       DEFINED              8100    1788927 244655
Clean Harbors Inc.             COM            184496107    96320    1750959 SH       DEFINED             35719    1549245 165995
Coach Inc.                     COM            189754104     1672      30122 SH       DEFINED              1530      28592      0
Cognex Corp                    COM            192422103    21293     578772 SH       DEFINED              2235     501132  75405
Copart Inc.                    COM            217204106    66623    2258417 SH       DEFINED             29614    1974458 254345
Covanta Holding Corp           COM            22282E102    56207    3051433 SH       DEFINED             56737    2665221 329475
Curtiss-Wright Corp            COM            231561101    39082    1190425 SH       DEFINED             21974    1108571  59880
Deckers Outdoor Corp           COM            243537107     7444     184862 SH       DEFINED               720     160002  24140
Devon Energy Corp.             COM            25179M103     1185      22780 SH       DEFINED              1160      21620      0
Dollar Tree Inc.               COM            256746108     8533     210385 SH       DEFINED             15270     195115      0
Donaldson Co Inc.              COM            257651109     1431      43580 SH       DEFINED              4290      39290      0
Drew Industries                COM            26168L205    12275     380628 SH       DEFINED              1575     329438  49615
Entegris Inc.                  COM            29362U104    37719    4108799 SH       DEFINED             48100    3585024 475675
Esterline Technologies Corp    COM            297425100    40619     638560 SH       DEFINED              3890     595545  39125
FTI Consulting                 COM            302941109    29852     904621 SH       DEFINED             11574     790132 102915
Graco Inc.                     COM            384109104    44258     859545 SH       DEFINED             13539     746260  99746
Haemonetics Corp.              COM            405024100    48270    1181938 SH       DEFINED             22404    1044374 115160
Heico Corp - Class A           COM            422806208    46198 1444576.01 SH       DEFINED             23016 1262821.01 158739
Henry Schein, Inc.             COM            806407102    11292     140408 SH       DEFINED             10111     130297      0
IDEX Corp.                     COM            45167R104    61598    1323828 SH       DEFINED             24771    1160167 138890
Ingredion Inc.                 COM            457187102    83845    1301335 SH       DEFINED             25645    1147475 128215
Innophos Holdings, Inc.        COM            45774N108    17748     381669 SH       DEFINED              1550     329359  50760
Intrepid Potash Inc.           COM            46121Y102    21378    1004124 SH       DEFINED              3840     871154 129130
Iron Mountain Inc.             COM            462846106    15571     501469 SH       DEFINED             35711     465758      0
Kaman Corp                     COM            483548103    24460     664663 SH       DEFINED              2800     616863  45000
Kar Auction Services Inc.      COM            48238T109    58381    2884438 SH       DEFINED             26660    2511603 346175
Kennametal Inc.                COM            489170100    40028    1000688 SH       DEFINED             20998     869467 110223
Laboratory Corporation of Amer COM            50540R409     6308      72822 SH       DEFINED              6330      66492      0
Linear Technology Corp.        COM            535678106    11152     325140 SH       DEFINED             21359     303781      0
Markel Corp.                   COM            570535104    12581      29027 SH       DEFINED              2129      26898      0
MasterCard, Inc. CL-A          COM            57636Q104     3012       6131 SH       DEFINED               310       5821      0
Mid-America Apartment Communit COM            59522J103    10531     162643 SH       DEFINED               655     140673  21315
Nabors Industries Ltd          COM            G6359F103     3422     236795 SH       DEFINED             20801     215994      0
O'Reilly Automotive Inc.       COM            67103H107    18504     206934 SH       DEFINED             15205     191729      0
Orthofix International NV      COM            N6748L102    30522     776042 SH       DEFINED              2915     679582  93545
Pall Corporation               COM            696429307    13433     222922 SH       DEFINED             15974     206948      0
Power Integrations Inc.        COM            739276103    29492     877488 SH       DEFINED              3250     764945 109293
Precision Castparts Corp       COM            740189105     9334      49276 SH       DEFINED              3249      46027      0
RBC Bearings Inc.              COM            75524B104    44613     891018 SH       DEFINED              3325     775208 112485
RLI Corp.                      COM            749607107    18221     281791 SH       DEFINED              1030     245501  35260
Ritchie Brothers Auctioneers   COM            767744105    12830     614189 SH       DEFINED              2570     529824  81795
Rockwell Collins Inc.          COM            774341101     9292     159740 SH       DEFINED             11329     148411      0
Semtech Corp.                  COM            816850101    39493    1364166 SH       DEFINED              5125    1189816 169225
Simpson Manufacturing          COM            829073105    64645    1971473 SH       DEFINED             32694    1741544 197235
Solera Holdings Inc.           COM            83421A104    13702     256256 SH       DEFINED             16545     239711      0
TD Ameritrade Holding Corp.    COM            87236Y108     7257     431710 SH       DEFINED             26990     404720      0
Techne Corp                    COM            878377100     7935     116110 SH       DEFINED              7639     108471      0
Teledyne Inc.                  COM            879360105    30026     461442 SH       DEFINED              1900     428167  31375

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ----- ---------- ------
Teva Pharmaceutical Industries COM            881624209     1856      49710 SH       DEFINED              2520      47190      0
Tiffany & Co.                  COM            886547108    11800     205792 SH       DEFINED             13240     192552      0
Titan International Inc.       COM            88830M102    13413     617540 SH       DEFINED              2440     532940  82160
UGI Corp.                      COM            902681105    53004    1620431 SH       DEFINED             27594    1421272 171565
United Stationers, Inc.        COM            913004107    34503    1113359 SH       DEFINED             21998     965529 125832
Visa Inc-Class A Shares        COM            92826C839     2599      17146 SH       DEFINED               870      16276      0
Warnaco Group                  COM            934390402    25687     358911 SH       DEFINED              1360     311062  46489
Waste Connections Inc.         COM            941053100    76832    2273803 SH       DEFINED             36200    1997584 240019
Woodward Inc.                  COM            980745103    36409     954852 SH       DEFINED              3790     823332 127730